Organization and description of business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements Abstract
Organization and Description of Business
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Mohawk Group Holdings, Inc. and subsidiaries (“Mohawk” or the “Company”) is a rapidly growing technology-enabled consumer products company that uses machine learning and data analytics to design, develop, market and sell products. Mohawk predominately operates through online retail channels such as Amazon and Walmart.

Headquartered in New York, Mohawk’s offices can be found in China, Philippines, Israel, Poland, and the United States.

Merger—On September 4, 2018, pursuant to an Agreement and Plan of Merger and Reorganization among the Company, MGH Merger Sub, Inc. and Mohawk Group, Inc. (“MGI”), as amended by Amendment No. 1 dated as of April 1, 2018 (the “Merger Agreement”), MGI merged with Merger Sub, Inc., with MGI remaining as the surviving entity and becoming a wholly-owned operating subsidiary of the Company (the “Merger”). The Merger was a reverse recapitalization for financial reporting purposes. The Merger is reflected in the financial statements and financial disclosures as if the Merger was effective on January 1, 2017. Operations prior to the Merger are the historical operations of MGI.

Under the Merger Agreement, all outstanding shares of common stock, shares of preferred stock and warrants, excluding MGI’s Series C preferred stock (“Series C”) and warrants to purchase shares of Series C, converted to shares of common stock of the Company at a ratio of 1 to 0.3131 (the “Conversion”). All outstanding Series C converted on a 1 to 0.2564 basis to shares of common stock of the Company and all outstanding warrants to purchase shares of Series C converted to warrants to purchase shares of common stock of the Company on a 1 to 0.2564 basis. At the time of the merger, the Company had 0.9 million shares outstanding held by certain Series C holders.

Initial Public Offering—On June 14, 2019, the Company completed its initial public offering (“IPO”), selling 3,600,000 shares of common stock at a public offering price of $10.00 per share. Net proceeds to the Company from the offering were approximately $29.6 million, after deducting legal, underwriting and other offering expenses.

Liquidity, Going Concern and Initial Public Offering—The Company is an early-stage growth company. As a result, the Company is investing in launching new products, advancing its software, and its sales and distribution infrastructure to accelerate revenue growth and scale operations to support such growth. To fund this investment, the Company has incurred losses with the expectation that it will generate profitable revenue streams in the future. While management and the Company’s board of directors believes that the Company will eventually reach a scale where the growth of its product revenues will offset the continued investments required in launching new products, completing the development of its software, and managing its sales and distribution operations, they believe that the size and nascent stage of the Company’s target market justify continuing to invest in growth at the expense of short-term profitability.

In pursuit of the foregoing growth strategy, the Company incurred operating losses of $22.6 million and $29.4 million for the years ended December 31, 2017 and 2018, respectively, primarily due to the impact from its continued investment in launching new products, advancing its AIMEE software platform and building out its sales and distribution infrastructure. In addition, at December 31, 2017 and 2018, the Company had an accumulated deficit of $39.2 million and $71.0 million, respectively, cash on hand amounted to $5.3 million and $20.0 million, respectively, total outstanding borrowings from lenders amounted to $10.3 million and $27.5 million, respectively, and total available capacity on borrowings amounted to $5.6 million and $1.4 million at December 31, 2017 and 2018, respectively. Moreover, the Company has not had a sufficient track record of improvement of its operating cash outflows. As such, in the event that the Company was unsuccessful in its ability to continue to reduce its cash outflows or obtain additional financing if such reduction in cash outflows was not achieved, the Company would have been unable to meet its obligations as they became due within one year from the date these condensed consolidated financial statements were issued. These negative financial conditions raised substantial doubt about the Company’s ability to continue as a going concern.

Management plans to continue pursuing its growth strategy. In the past, the Company has successfully funded its losses to-date through equity financings, beginning in July 2014. As of December 31, 2018, the Company has raised over $72.6 million in equity financing to fund its operations since inception. Further, in October 2017, the Company improved its working capital flexibility by securing a $15 million credit facility (which could be increased, subject to certain conditions, to $30.0 million) and a $7.0 million term loan with MidCap Financial Trust (“MidCap”) and in November 2018, the Company exited the original credit facility with MidCap and entered into a new three-year, $25.0 million revolving credit facility with MidCap, which can be increased, subject to certain conditions, to $50.0 million. Furthermore, on December 31, 2018, the Company entered into a new term loan agreement with Horizon Technology Finance Corporation (“Horizon”) obtaining a five-year, $15.0 million term loan and repaying the outstanding amount of MidCap’s term loan of approximately $4.9 million. While there was no assurance that future investments in the Company’s equity or issuances of debt will occur, management believes its success in obtaining funding since inception will continue in the foreseeable future.

During the audit of the Company’s December 31, 2018 consolidated financial statements, the Company’s financial forecast for the next 12 months included revenue growth, margin expansion, a reduction of certain fixed costs, an improvement in inventory management and a reduction in operating cash deficit. In addition, management anticipated that the Company would not breach its financial covenants associated with its existing credit facility or term loan for the next twelve months. However, there was no assurance that management’s forecast would be attained or that the Company would be able to maintain its liquidity to fund operations and/or maintain compliance with its covenants without future equity investments or issuance of debt from outside sources. In the event of a breach of the Company’s financial covenants under the credit facility and/or its term loan, outstanding borrowings would become due on demand absent a waiver from the lenders.

These condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern and as such, include no adjustments that might be necessary in the event that the Company was unable to operate on this basis.

For the three and nine months ended September 30, 2019, the Company incurred operating losses of $10.4 million and $23.9 million, respectively. As of September 30, 2019, the Company had accumulated deficit of $98.4 million, cash on hand of $35.7 million, and total outstanding borrowing from lenders of $27.0 million with a total available capacity on borrowings of $0.8 million. On June 14, 2019, the Company completed its IPO, receiving net proceeds of approximately $29.6 million after deducting legal, underwriting and other offering expenses. As of September 30, 2019, the Company has raised over $102.3 million in equity financing to fund its operations since inception, including the net proceeds from the IPO.

The Company believes that, based on its current sales and expense level projections, the credit facility with MidCap (see Note 6), and the proceeds from the IPO, the Company will satisfy its estimated liquidity needs for the twelve months from the condensed consolidated financial statements issuance date. As such, the substantial doubt raised by the Company’s historical operating results has been mitigated.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Mohawk Group Holdings, Inc. and subsidiaries (“Mohawk” or the “Company”) is a rapidly growing technology-enabled consumer products company that uses machine learning, natural language processing, and data analytics to design, develop, market and sell products. Mohawk predominately operates through online retail channels such as Amazon, eBay, and Walmart.

Headquartered in New York, Mohawk’s offices can be found in China, Canada and the United States.

Merger—On September 4, 2018, pursuant to an Agreement and Plan of Merger and Reorganization among the Company, MGH Merger Sub, Inc. and Mohawk Group, Inc. (“MGI”), as amended by Amendment No. 1 dated as of April 1, 2018 (the “Merger Agreement”), MGI merged with Merger Sub, Inc., with MGI remaining as the surviving entity and becoming a wholly-owned operating subsidiary of the Company (the “Merger”). The Merger was a reverse recapitalization for financial reporting purposes. Before the Merger, the Company had no operations, no cash, and no debt. No stockholder obtained control of the Company, as a result of the Merger. MGI stockholders obtained 92% of the voting interests in the Company and continued to control the Company after the Merger. As a result, no step-up in basis was recorded and the net assets of the Company are stated at historical cost. The Merger was a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

The Merger is reflected in the financial statements and financial disclosures as if the merger was effective on January 1, 2017. Operations prior to the Merger are the historical operations of MGI.

Liquidity and Going Concern—The Company is an early-stage growth company. As a result, the Company is investing in launching new products, advancing its software, and its sales and distribution infrastructure to accelerate revenue growth and scale operations to support such growth. To fund this investment, the Company has incurred losses with the expectation that it will generate profitable revenue streams in the future. While management and the Company’s board of directors believes that the Company will eventually reach a scale where the growth of its product revenues will offset the continued investments required in launching new products, completing the development of its software, and its sales and distribution operations, they believe that the size and nascent stage of the Company’s target market justify continuing to invest in growth at the expense of short-term profitability.

In pursuit of the foregoing growth strategy, the Company incurred operating losses of $22.6 million and $29.4 million for the years ended December 31, 2017 and 2018, respectively, primarily due to the impact from its continued investment in launching new products, advancing its artificial intelligence software and building out its sales and distribution infrastructure. In addition, at December 31, 2017 and 2018, the Company had an accumulated deficit of $39.2 million and $71.0 million, respectively, cash on hand amounted to $5.3 million and $20.0 million at December 31, 2017 and 2018, respectively, total outstanding borrowings from lenders amounted to $10.3 million and $27.5 million at December 31, 2017 and 2018, respectively, and total available capacity on borrowings amounted to $5.6 million and $1.4 million at December 31, 2017 and 2018, respectively. Moreover, the Company has not had a sufficient track record of improvement of its operating cash outflows. As such, in the event that the Company is unsuccessful in its ability to continue to reduce its cash outflows or obtain additional financing if such reduction in cash outflows is not achieved, the Company would be unable to meet its obligations as they become due within one year from the date these consolidated financial statements were issued. These negative financial conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management plans to continue pursuing its growth strategy and fund its operations through additional external investment in the form of either equity or debt. In the past, the Company has successfully funded its losses to-date through three rounds of equity financing, beginning in July 2014 and continuing through its Series C financing round, which was completed in September 2018. As of December 31, 2018, the Company has raised over $72.6 million in equity financing to fund its operations. Further, in October 2017, the Company improved its working capital flexibility by securing a $30.0 million credit facility with Midcap Financial Trust (“Midcap”) and $7.0 million term loan and in November 2018, the Company exited the original credit facility with MidCap and entered into a new three-year $25.0 million revolving credit facility with MidCap, which can be increased, subject to certain conditions, to $50.0 million. Furthermore, on December 31, 2018, the Company entered into a new term loan agreement with Horizon Technology Finance Corporation (“Horizon”) obtaining a five-year $15.0 million term loan and repaying the outstanding amount of MidCap’s term loan of approximately $4.9 million. While there can be no assurance that future investments in the Company’s equity or issuance of debt will occur, management believes its success in funding since inception will continue in the foreseeable future.

In addition, the Company’s financial forecast for the next 12 months includes revenue growth, margin expansion, a reduction of certain fixed costs, an improvement in inventory management, and reduction in operating cash deficit. In addition, management anticipates that the Company will not breach its financial covenant associated with its existing credit facility for the next twelve months. However, there can be no assurance that management’s forecast will be attained to maintain its liquidity to fund operations and/or maintain compliance with its covenants without future investments in the Company’s equity or issuance of debt from outside sources. In the event of a breach of the Company’s financial covenant under the credit facility, outstanding borrowings would become due on demand absent a waiver from the lender.

These consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern and as such, include no adjustments that might be necessary in the event that the Company was unable to operate on this basis.

Reverse Stock Split

On May 24, 2019, the Company effected a one-for-3.9 reverse stock split of its issued and outstanding shares of common stock. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split.